Fair Value Measurements Debt at at Carrying and Fair Value (Detail) - Discounted cash flow [Member] - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Carrying Value [Member] | Parent Company [Member]
Liabilities:
Long-term Debt, Excluding Current Maturities, Fair Value Disclosure	$ 5,363,717	$ 5,243,608	$ 5,232,476
Carrying Value [Member] | Parent Company [Member] | Level 2 [Member]
Liabilities:
Junior subordinated notes	250,000	250,000	250,000
Long-term debt (fixed-rate), net of discount	5,113,717	4,694,608	4,683,476
Long-term debt (variable-rate)	0	299,000	299,000
Carrying Value [Member] | Subsidiaries [Member]
Liabilities:
Long-term Debt, Excluding Current Maturities, Fair Value Disclosure	3,774,369	3,763,259	3,763,258
Carrying Value [Member] | Subsidiaries [Member] | Level 2 [Member]
Liabilities:
Junior subordinated notes	250,000	250,000	250,000
Long-term debt (fixed-rate), net of discount	3,524,369	3,513,259	3,513,258
Fair Value [Member] | Parent Company [Member]
Liabilities:
Long-term Debt, Excluding Current Maturities, Fair Value Disclosure	6,634,816	6,658,789	6,162,680
Fair Value [Member] | Parent Company [Member] | Level 2 [Member]
Liabilities:
Junior subordinated notes	269,915	276,235	269,366
Long-term debt (fixed-rate), net of discount	6,364,901	6,083,554	5,594,314
Long-term debt (variable-rate)	0	299,000	299,000
Fair Value [Member] | Subsidiaries [Member]
Liabilities:
Long-term Debt, Excluding Current Maturities, Fair Value Disclosure	4,628,879	4,713,708	4,307,821
Fair Value [Member] | Subsidiaries [Member] | Level 2 [Member]
Liabilities:
Junior subordinated notes	269,915	276,235	269,366
Long-term debt (fixed-rate), net of discount	$ 4,358,964	$ 4,437,473	$ 4,038,455